Summary of Assets and Liabilities Measured at Fair Value on Nonrecurring Basis (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill impairment	$ 17,054		$ 12,489		$ 5,097
Intangible assets, total impairment losses	13,251		15		2,583
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets, total impairment losses	13,251	[1]	15	[1]
Investments - cost method, total impairment losses			700	[2]
Fair Value, Measurements, Nonrecurring | Investment written down
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments - cost method, total impairment losses			700
Fair Value, Measurements, Nonrecurring | Capitalized software development cost
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets, total impairment losses	13,251		15
Fair Value, Measurements, Nonrecurring | Prepaid Licensing and Royalty Fees
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Prepaid licensing and royalty, total impairment losses	2,752		702
Fun Town | Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Goodwill	0		16,934	[3]
Goodwill impairment	17,054	[3]	12,489	[3]
Long-term future growth rate			0.00%
Terminal value used to calculate expected future cash flows	$ 0
Fun Town | Fair Value, Measurements, Nonrecurring | Assumed average revenue decline
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Decline revenue rate	28.00%		7.00%
Fun Town | Fair Value, Measurements, Nonrecurring | Weighted average cost of capital to discount
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	13.00%		17.00%

[1]	Impairment losses on certain intangible assets which were determined to be impaired: In 2012 and 2013, the trade name arising from the acquisition of FunTown and certain capitalized software development costs were fully written down, resulting in impairment charges of $15 thousand and $13.3 million, respectively, included in operating expenses within "impairment loss on intangible assets" in the consolidated statements of operations. The impairment charge for the Trade name of FunTown is a result of our repositioning of it as described above, while the impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.
[2]	Impairment losses on certain cost method investments which were determined to be impaired: In 2012, certain cost method investments were fully written down, resulting in an impairment charge of $700 thousand. The impairment charges are included in non-operating expenses within "impairment loss on marketable securities and investments" in the consolidated statements of operations. Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company's estimates for liquidity risk.
[3]	Impairment losses on goodwill which was determined to be impaired: The fair value of the Asian online game reporting unit was determined based on the present value of estimated future net cash flows discounted at the weighted average cost of capital. In the 2012 goodwill impairment assessment, we estimated future net cash flow using management's internally developed estimates and included a terminal value calculated using a long-term future growth rate of 0% based on analysis of the current and expected future economic conditions. Other significant estimates and assumptions used in developing the future net cash flows included an assumed average revenue decline of 7% and a weighted average cost of capital to discount these expected future cash flows of 17%. As a result, the carrying value of this reporting unit exceeded its fair value, and the implied fair value of the goodwill was determined to be $16.9 million. Consequently, a goodwill impairment charge of $12.5 million was recognized in 2012. In 2013, due to a continued slowdown in demand for our casual online games and the unexpected loss of a key licensed game, we experienced a significant decline in revenues and a negative operating margin in Taiwan from our previous future cash flow expectations from this reporting unit. Further, in the Fall of 2013 we went through an internal restructuring of our operations and made a business decision to transition from PC-based games to browser/mobile games and social casino games. Also our market capitalization had also fallen below our net book value based on the quoted market price of our common stock for a sustained period of time. Based on these qualitative factors, we determined it was more likely than not the revised fair value of this reporting unit may be less than its carrying value, and the related recovery of the remaining goodwill could be impaired. Using the same methodology as in the past to determine the estimated fair value of this reporting unit, we developed our expected future net cash flows based on historical data and internally developed estimates as part of our updated long-term strategic plan and included a terminal value of $0. Other significant estimates and assumptions used in developing the future net cash flows included an assumed average revenue decline of 28% and a weighted average cost of capital to discount these expected future cash flows of 13%. As a result, the carrying value of this reporting unit exceeded its fair value, and the implied fair value of the goodwill was determined to be $0. Consequently, a goodwill impairment charge of $17.1 million was recognized in 2013.